Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 35,782	$ 5,484	¥ 33,443
Restricted cash		758	117	996
Short-term investments, net of allowances for credit losses of nil and RMB285 (US$44) for 2019 and 2020, respectively)		126,402	19,372	112,924
Accounts receivable, net of allowance of RMB928 and RMB1,320 (US$202) for 2019 and 2020, respectively		8,668	1,328	7,416
Amounts due from related parties		726	111	1,594
Other current assets, net		11,006	1,687	9,189
Total current assets		183,342	28,099	165,562
Non-current assets:
Fixed assets, net		17,508	2,683	18,311
Licensed copyrights, net		6,435	986	6,287
Produced content, net		6,556	1,005	4,355
Intangible assets, net		2,022	310	1,600
Goodwill		22,248	3,410	18,250
Long-term investments, net		76,233	11,683	69,410
Amounts due from related parties		3,438	527	3,564
Deferred tax assets, net		1,674	257	2,193
Operating lease right-of-use assets		9,804	1,503	7,332
Other non-current assets		3,448	527	4,452
Total non-current assets		149,366	22,891	135,754
Total assets		332,708	50,990	301,316
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB24,692 and RMB25,051 (US$3,839) as of December 31, 2019 and 2020, respectively):
Short-term loans		3,000	462	2,618
Accounts payable and accrued liabilities		36,716	5,627	32,701
Customer deposits and deferred revenue		12,626	1,935	11,062
Deferred income		158	24	529
Long-term loans, current portion		7,427	1,138	737
Convertible senior notes, current portion		4,752	728	0
Notes payable, current portion		0	0	5,219
Amounts due to related parties		1,324	203	2,231
Operating lease liabilities		2,366	364	2,283
Total current liabilities		68,385	10,481	57,380
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,295 and RMB5,519 (US$846) as of December 31, 2019 and 2020, respectively):
Deferred income		97	15	17
Deferred revenue		686	105	1,009
Amounts due to related parties		3,543	543	3,846
Long-term loans		0	0	7,804
Notes payable		48,408	7,419	38,090
Convertible senior notes		11,927	1,828	12,297
Deferred tax liabilities		3,067	470	3,273
Operating lease liabilities		4,693	719	4,486
Other non-current liabilities		59	9	299
Total non-current liabilities		72,480	11,108	71,121
Total liabilities		140,865	21,589	128,501
Commitments and contingencies
Redeemable noncontrolling interests		3,102	475	1,109
Equity
Additional paid-in capital		47,213	7,236	38,714
Retained earnings		135,284	20,733	126,268
Accumulated other comprehensive (loss) income		199	30	(1,383)
Total Baidu, Inc. shareholders' equity		182,696	27,999	163,599
Noncontrolling interests		6,045	927	8,107
Total equity		188,741	28,926	171,706
Total liabilities, redeemable noncontrolling interests and equity		332,708	50,990	301,316
Class A Ordinary Shares
Equity
Ordinary shares, value	[1]	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	[1]	¥ 0	$ 0	¥ 0

[1]	Par value per share and the number of shares as of December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021 as detailed in Note 1 and Note 21.